Loans and Other Financing - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Less: Allowance for ECL/impairment losses	$ (5,069,726)	$ (5,951,735)
Exposure to credit risk	220,897,814	275,611,789
Maximum exposure to credit risk	$ 225,967,540	$ 281,563,524
Percentage of maximum exposure to credit risk	100.00%	100.00%
Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Percentage of credit quality of loans	2.84%	2.95%
Commercial [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 98,573,176	$ 106,618,283
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Commercial [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 87,054,580
Commercial [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		17,056,512
Commercial [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		778,108
Commercial [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 96,162,793	$ 104,889,200
Percentage of credit quality of loans	97.55%	98.37%
Commercial [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 88,971,142
Commercial [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	888,885
Commercial [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,302,766
Commercial [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,020,315
Percentage of credit quality of loans	1.04%
Commercial [member] | Non-performing (Impaired) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,390,068	$ 1,729,083
Percentage of credit quality of loans	1.41%	1.63%
Commercial [member] | Impairments stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 94,035,693	$ 103,327,739
Percentage of maximum exposure to credit risk	95.40%	96.91%
Commercial [member] | Impairments stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 94,035,693	$ 103,327,739
Commercial [member] | Impairments stage 1 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	88,963,268	86,670,205
Commercial [member] | Impairments stage 1 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	19,008	16,372,650
Commercial [member] | Impairments stage 1 [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,053,417	284,884
Commercial [member] | Impairments stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,147,415	$ 1,561,461
Percentage of maximum exposure to credit risk	3.19%	1.46%
Commercial [member] | Impairments stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,127,100	$ 1,561,461
Commercial [member] | Impairments stage 2 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,874	384,375
Commercial [member] | Impairments stage 2 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	869,877	683,862
Commercial [member] | Impairments stage 2 [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,249,349	493,224
Commercial [member] | Impairments stage 2 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,020,315
Commercial [member] | Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,390,068	$ 1,729,083
Percentage of maximum exposure to credit risk	1.41%	1.63%
Commercial [member] | Impairments Stage 3 [member] | Non-performing (Impaired) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,390,068	$ 1,729,083
Consumer [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 127,394,364	$ 174,945,241
Percentage of maximum exposure to credit risk	100.00%	100.00%
Consumer [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Percentage of maximum exposure to credit risk	93.82%	93.23%
Consumer [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 83,654,797	$ 127,107,412
Consumer [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,717,571	26,510,398
Consumer [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,153,496	9,488,474
Consumer [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,385,494	$ 8,278,081
Percentage of maximum exposure to credit risk	4.23%	4.73%
Consumer [member] | Non-performing (Impaired) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,483,006	$ 3,560,876
Percentage of maximum exposure to credit risk	1.95%	2.04%